Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

China Merchants Bank Co., Ltd., New York Branch

(together with the Company, the “Specified Parties”)

Re: 20 Times Square Trust 2018-20TS – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NCMS 2018-TSQ.xlsx” provided to us on April 30, 2018 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the 20 Times Square Trust 2018-20TS, Commercial Mortgage Pass-Through Certificates, Series 2018-20TS. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in May 2018, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.
KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/S/ KPMG LLP

McLean, VA

April 30, 2018

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Address	Appraisal
City	Appraisal
County	Appraisal
State	Appraisal
Zip Code	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
Cut-Off Date	Appraisal
Loan Purpose	Closing Statement
Original Balance	Loan Agreement, Promissory Note
Cut-off Balance	Loan Agreement, Promissory Note
Maturity Balance	Loan Agreement, Promissory Note
Interest Rate	Loan Agreement
Interest Calculation (30/360/Act/360)	Loan Agreement
Note Date	Promissory Note
First Payment Date	Loan Agreement
Payment Day	Loan Agreement
Final Maturity Date	Loan Agreement
ARD (Y/N)	Loan Agreement
Maturity/ARD Date	Loan Agreement
ARD Rate	Loan Agreement
Grace Period (Default)	Loan Agreement
Grace Period at Maturity (Default)	Loan Agreement
Grace Period (Late Fee)	Loan Agreement

A-1

ATTACHMENT A

Attribute	Source Document
Amortization Type	Loan Agreement
Original IO Period (Months)	Loan Agreement
Original Amort. Term (Months)	Loan Agreement
Original Balloon Term (Months)	Loan Agreement
Prepayment Provision	Loan Agreement
Open Payments	Loan Agreement
Open Period Begin Date	Loan Agreement
Yield Maintenance Calculation	Loan Agreement
Original Lockout	Loan Agreement
Defeasance Option Start Date	Loan Agreement
Defeased Status Code	Loan Agreement
Borrower	Promissory note
Sponsor	Guaranty, Loan Agreement
Guarantor	Guaranty
TIC/DST	Loan Agreement
Independent Director (Y/N) / # Independent Directors	Loan Agreement
Non-Consolidation Opinion (Y/N)	Loan Agreement
SPE (Y/N)	Loan Agreement
Assumption Fee	Loan Agreement
Previous Securitization (If Applicable)	Provided by the Company
Pari-Passu (Y/N)	Loan Agreement
Note Control (Y/N)	Loan Agreement
Pari-Passu Out of Trust Original Balance	Promissory Note, Loan Agreement, Note Splitter
Pari-Passu In Trust Cut-Off Balance	Promissory Note, Loan Agreement, Note Splitter
Pari-Passu Total Original Balance	Promissory Note, Loan Agreement, Note Splitter
Pari-Passu Total Cut-Off Balance	Promissory Note, Loan Agreement, Note Splitter
Subordinate Mortgage Debt (Y/N)	Loan Agreement, Note Splitter

A-2

ATTACHMENT A

Attribute	Source Document
Subordinate Mortgage Debt Original Balance	Loan Agreement, Note Splitter
Subordinate Mortgage Debt Cut-Off Balance	Loan Agreement, Note Splitter
Subordinate Mortgage Debt Description	Loan Agreement
Subordinate Mortgage Debt Maturity Date	Loan Agreement
Subordinate Mortgage Debt First Payment Date	Loan Agreement
Subordinate Mortgage Debt Interest Rate	Loan Agreement
Total Mortgage Debt Cut-off Date Balance	Loan Agreement
Total Mortgage Debt Maturity Balance	Loan Agreement
Existing Additional Debt First Payment Date	Loan Agreement
Existing Additional Debt Interest Rate	Loan Agreement
Existing Additional Debt (Y/N)	Loan Agreement
Existing Additional Debt Original Balance	Loan Agreement
Existing Additional Debt Cut-Off Balance	Loan Agreement
Existing Additional Debt Description (Only include sub & mezz debt)	Loan Agreement
Existing Additional Debt ARD	Loan Agreement
Total Debt Maturity Balance	Loan Agreement
Future Subordinate Debt Permitted (Y/N)	Loan Agreement
Future Subordinate Debt Type	Loan Agreement
Future Subordinate Debt Amount Permitted	Loan Agreement
Future Subordinate Debt Description	Loan Agreement
Partial Prepay Allowed (Y/N)	Loan Agreement
Partial Prepayment Description	Loan Agreement
Partial Release Allowed (Y/N)	Loan Agreement
Partial Release Description	Loan Agreement
Outparcel Release Allowed (Y/N)	Loan Agreement
Outparcel Release Description	Loan Agreement
Ownership Interest	Title Policy

A-3

ATTACHMENT A

Attribute	Source Document
Ground Lease Expiration Date	Loan Agreement, Ground Lease
Ground Lease Extension Options	Loan Agreement, Ground Lease
Lockbox Type	Loan Agreement
Cash Management	Loan Agreement
Excess Cash Trap Trigger	Loan Agreement
Tax Escrow Required (Y/N/Springing)	Loan Agreement
Tax Escrow Current Balance	Closing Statement, Loan Agreement
Tax Escrow at Closing	Closing Statement, Loan Agreement
Tax Escrow Monthly Deposit	Closing Statement, Loan Agreement
Tax Escrow Springing Condition	Closing Statement, Loan Agreement
Tax Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement
Insurance Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement
Insurance Escrow Current Balance	Closing Statement, Loan Agreement
Insurance Escrow at Closing	Closing Statement, Loan Agreement
Insurance Escrow Monthly Deposit	Closing Statement, Loan Agreement
Insurance Escrow Springing Condition	Closing Statement, Loan Agreement
Insurance Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement
CapEx Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement
CapEx Escrow Current Balance	Closing Statement, Loan Agreement
CapEx Escrow at Closing	Closing Statement, Loan Agreement
CapEx Escrow Monthly Deposit	Closing Statement, Loan Agreement
CapEx Escrow Cap	Closing Statement, Loan Agreement
CapEx Escrow Springing Condition	Closing Statement, Loan Agreement
CapEx Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement
TI/LC Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement
TI/LC Escrow Current Balance	Closing Statement, Loan Agreement
TI/LC Escrow at Closing	Closing Statement, Loan Agreement

A-4

ATTACHMENT A

Attribute	Source Document
TI/LC Escrow Monthly Deposit	Closing Statement, Loan Agreement
TI/LC Escrow Cap	Closing Statement, Loan Agreement
TI/LC Escrow Springing Condition	Closing Statement, Loan Agreement
TI/LC Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement
Deferred Maintenance Escrow Required (Y/N)	Closing Statement, Loan Agreement
Deferred Maintenance Escrow Current Balance	Closing Statement, Loan Agreement
Deferred Maintenance Escrow at Closing	Closing Statement, Loan Agreement
Deferred Maintenance Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement
Other Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement
Other Escrow Current Balance	Closing Statement, Loan Agreement
Other Escrow at Closing	Closing Statement, Loan Agreement
Other Escrow Description (Upfront)	Closing Statement, Loan Agreement
Other Escrow Monthly Deposit	Closing Statement, Loan Agreement
Other Escrow Description (Monthly)	Closing Statement, Loan Agreement
Other Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement
Ground Lease Initial Expiration Date	Closing Statement, Loan Agreement
Other Escrow Springing Description	Closing Statement, Loan Agreement
Letter of Credit	Closing Statement, Loan Agreement
Earnout/Holdback (Y/N)	Loan Agreement, Letter of Credit
Earnout/Holdback Description	Loan Agreement
Blanket Insurance Policy (Y/N)	Loan Agreement, Insurance
Windstorm Insurance (Y/N)	Insurance
Earthquake Insurance (Y/N)	Insurance
Terrorism Insurance (Y/N)	Insurance
Environmental Insurance (Y/N)	Insurance
Physical Occupancy	Underwritten Rent Roll
Rent Roll/Census Date	Underwritten Rent Roll

A-5

ATTACHMENT A

Attribute	Source Document
Most Recent Occupancy	Underwritten Rent Roll
Type of Lockbox	Underwritten Rent Roll
2nd Most Recent Occupancy	Underwritten Rent Roll
2nd Most Recent Occupancy Date	Underwritten Rent Roll
3rd Most Recent Occupancy	Underwritten Rent Roll
3rd Most Recent Occupancy Date	Underwritten Rent Roll
Subsidized Housing (Y/N)	Underwritten Rent Roll
Subsidized Housing Program Name	Underwritten Rent Roll
Subsidized Housing Number of Units	Underwritten Rent Roll
Franchise Agreement Expiring during Loan Term (Y/N)	Franchise Agreement
Student (Y/N)	Underwritten Rent Roll
Military (Y/N)	Underwritten Rent Roll
Franchise Renewal Option (Yes/No)	Underwritten Rent Roll
Single Tenant (Y/N)	Underwritten Rent Roll
Anchor Tenant (Y/N)	Underwritten Rent Roll
Major Restaurant Tenants (Y/N)	Underwritten Rent Roll
Health Club / Exercise Studio Space (Y/N)	Underwritten Rent Roll
Movie Theater Tenants (Y/N)	Underwritten Rent Roll
Government / Government Agency Tenant (Y/N)	Underwritten Rent Roll
Major Tenants Lease Termination Option (Tenant Name)	Underwritten Rent Roll, Lease
Significant Tenant (Occupying > 50% of NRA)	Underwritten Rent Roll
% of Significant Tenant Rollover During Loan Term (50% or of more)	Underwritten Rent Roll
Prior Bankruptcies, Defaults or Other Proceedings Description	Underwritten Rent Roll, Lease
Most Recent Operating Stmt Date	Underwritten Cash Flow
Most Recent EGI	Underwritten Cash Flow
Most Recent Expenses	Underwritten Cash Flow
Most Recent Rolling 12 NOI	Underwritten Cash Flow

A-6

ATTACHMENT A

Attribute	Source Document
Most Recent Total Capital Items	Underwritten Cash Flow
Most Recent Rolling 12 NCF	Underwritten Cash Flow
2nd Most Recent Operating Stmt Date	Underwritten Cash Flow
2nd Most Recent EGI	Underwritten Cash Flow
2nd Most Recent Expenses	Underwritten Cash Flow
2nd Most Recent NOI	Underwritten Cash Flow
2nd Most Recent Total Capital Items	Underwritten Cash Flow
2nd Most Recent Rolling 12 NCF	Underwritten Cash Flow
3rd Most Recent Operating Stmt Date	Underwritten Cash Flow
3rd Most Recent EGI	Underwritten Cash Flow
3rd Most Recent Expenses	Underwritten Cash Flow
3rd Most Recent NOI	Underwritten Cash Flow
3rd Most Recent Total Capital Items	Underwritten Cash Flow
3rd Most Recent Rolling 12 NCF	Underwritten Cash Flow
Pari Passu Debt (Y/N)	Underwritten Cash Flow
UW Vacancy	Underwritten Cash Flow
UW EGI	Underwritten Cash Flow
UW Expenses	Underwritten Cash Flow
UW NOI	Underwritten Cash Flow
UW Replacement Reserves	Underwritten Cash Flow
UW TI/LC Reserve	Underwritten Cash Flow
UW NCF	Underwritten Cash Flow
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value (As Stabilized)	Appraisal
Appraisal Date (As Stabilized)	Appraisal
Date of Engineering Report	PCR Report

A-7

ATTACHMENT A

Attribute	Source Document
Material Recognized Environmental Concern (Y/N)	ESA Report
Material Recognized Environmental Concern (Description)	ESA Report
Date of Phase I Report	ESA Report
Date of Phase II Report (if applicable)	ESA Report
Located in Seismic Zone (Y/N)	Seismic Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Cut-Off Balance multiplied by the Interest Rate multiplied by 365/360, divided by 12.
Seasoning as of Cut-Off Date(Months)	Number of payments between and including the First Payment Date and the Cut-Off Date.
Remaining IO Period	Original IO Period (Months) less Seasoning as of Cut-Off Date(Months).
Remaining Term to Amortization(Months)	Original Amort. Term (Months) less Seasoning as of Cut-Off Date(Months).
Remaining Term to Maturity(Months)	Final Maturity Date less Seasoning as of Cut-Off Date(Months).
Remaining Yield Maintenance Payments	Number of payments between and including the yield maintenance end date and the Cut-Off Date minus Remaining Lockout.
Remaining Lockout	Number of payments between and including the remaining lockout end date and the Cut-Off Date.
Remaining Defeasance Payments	Number of payments between and including the defeasance end date and the Cut-Off Date minus Remaining Lockout.
Subordinate Mortgage Debt Monthly Payment Amount	Subordinate mortgage debt original balance multiplied by the Subordinate Mortgage Debt Interest Rate multiplied by 365/360, divided by 12.
Existing Additional Debt Monthly Payment Amount (Current)	Existing Additional Debt Cut-Off Balance multiplied by the Existing Additional Debt Interest Rate multiplied by 365/360, divided by 12.
Existing Additional Debt Monthly Payment Amount	Existing Additional Debt Original Balance multiplied by the Existing Additional Debt Interest Rate multiplied by 365/360, divided by 12.
Total Debt Cut-off Date Balance	Sum of the Cut-Off Balance; Subordinate Mortgage Debt Cut-Off Balance; Existing Additional Debt Cut-Off Balance
LTV at Origination	Original Balance divided by Appraisal Value.
LTV at Cut-off	Cut-Off Balance divided by Appraisal Value
LTV at Maturity Date	Maturity Balance divided by Appraisal Value.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
UW NCF DSCR (Current)	UW NCF divided by the Pari-Passu Total Cut-Off Balance multiplied by the Interest Rate multiplied by 365/360.
UW NCF DSCR (After IO Period)	UW NCF divided by the Pari-Passu Total Cut-Off Balance multiplied by the Interest Rate multiplied by 365/360.
UW NOI DSCR (Current)	UW NOI divided by the Pari-Passu Total Cut-Off Balance multiplied by the Interest Rate multiplied by 365/360.
UW NOI DSCR (After IO Period)	UW NOI divided by the Pari-Passu Total Cut-Off Balance multiplied by the Interest Rate multiplied by 365/360.
UW NOI Debt Yield	UW NOI divided by the Pari-Passu Total Cut-Off Balance.
UW NCF Debt Yield	UW NCF divided by the Pari-Passu Total Cut-Off Balance.
Total Mortgage Loan LTV at Cut-off	Total Mortgage Debt Cut-off Date Balance divided by Appraised Value.
Total Mortgage Loan LTV at Maturity	Total Mortgage Debt Maturity Balance divided by Appraised Value.
Total Mortgage Loan UW NCF DSCR (Current)	UW NCF divided by the Total Mortgage Debt Cut-off Date Balance multiplied by the Interest Rate multiplied by 365/360
Total Mortgage Loan UW NCF DSCR (After IO Period)	UW NCF divided by the Total Mortgage Debt Cut-off Date Balance multiplied by the Interest Rate multiplied by 365/360
Total Mortgage Loan UW NOI DSCR (Current)	UW NOI divided by the Total Mortgage Debt Cut-off Date Balance multiplied by the Interest Rate multiplied by 365/360
Total Mortgage Loan UW NOI DSCR (After IO Period)	UW NOI divided by the Total Mortgage Debt Cut-off Date Balance multiplied by the Interest Rate multiplied by 365/360
Total Mortgage Loan UW NOI Debt Yield	UW NOI divided by the Total Mortgage Debt Cut-off Date Balance.
Total Mortgage Loan UW NCF Debt Yield	UW NCF divided by the Total Mortgage Debt Cut-off Date Balance
Total Debt LTV at Cut-off	Total Mortgage Debt Cut Off Date Balance divided by Appraised Value.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt LTV at Maturity	Total Debt Maturity Balance divided by Appraised Value.
Total Debt UW NCF DSCR (Current)	UW NCF divided by the total annual debt service
Total Debt UW NCF DSCR (After IO Period)	UW NCF divided by the total annual debt service
Total Debt UW NOI DSCR (Current)	UW NOI divided by the total annual debt service
Total Debt UW NOI DSCR (After IO Period)	UW NOI divided by the total annual debt service
Total Debt UW NOI Debt Yield	UW NOI divided by the Total Debt Cut-off Date Balance.
Total Debt UW NCF Debt Yield	UW NCF divided by the Total Debt Cut-off Date Balance.

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.”

C-1